Securities Act File No. 333-215049
Investment Company Act File No. 811-23220

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 10	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 12	☒
(Check appropriate box or boxes)

FIERA CAPITAL SERIES TRUST
(Exact Name of Registrant Specified in Charter)

375 Park Avenue
New York, New York, 10152
(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111
Stephen A. McShea

Fiera Capital Inc.
375 Park Avenue
8th Floor
New York, New York 10152
(Name and Address of Agent for Service)

With copies to:

George M. Silfen, Esq.
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 8 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file an amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 1 to its Registration Statement until December 8, 2017.  Parts A, B and C of the Registrant’s Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, filed on May 4, 2017, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant, Fiera Capital Series Trust, certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 9th day of November, 2017.

Fiera Capital Series Trust

By:	/s/ Benjamin Thompson
Name: Benjamin Thompson
Title: President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on November 9, 2017.

/s/ Michael Kalbfleisch	/s/ Stephen McGuinness
Michael Kalbfleisch Trustee	Stephen McGuinness Trustee

/s/ Gerald Hellerman	/s/ Kevin Mirabile
Gerald Hellerman Trustee	Kevin Mirabile Trustee